Document and Entity Information	Jan. 12, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2023
Entity Registrant Name	Revlon, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11178
Entity Tax Identification Number	13-3662955
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	527-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000887921
Title of 12(b) Security	Class A Common Stock
Trading Symbol	REVRQ
Revlon Consumer Products Corp. [Member]
Entity Information [Line Items]
Entity Registrant Name	Revlon Consumer Products Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	033-59650
Entity Tax Identification Number	13-3662953
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	527-4000
Entity Emerging Growth Company	false
Entity Central Index Key	0000890547